EARNINGS PER SHARE - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Summary of Reconciliation of the Numerator and Denominator Used in the Calculation of Basic Net (Loss) Income Per Common Share
The following table sets forth the computation of the Company’s basic and diluted net income attributable per share to common stockholders for the years ended December 31, 2023, 2022, and 2021:

	Years Ended December 31,
	2023	2022	2021
Basic EPS:
Numerator:
Net income	$112,882	$150,496	$47,947
Less: net income attributable to noncontrolling interest	$8	$—	$—
Net income attributable to PACS Group, Inc.	$112,874	$150,496	$47,947

Denominator:
Basic and diluted weighted average common stock outstanding	128,723,386	128,723,386	128,723,386

Net income per common share attributable to PACS Group, Inc.
Basic and diluted	$0.88	$1.17	$0.37
A reconciliation of the numerator and denominator used in the calculation of basic net (loss) income per common share follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net (loss) income	$(10,908)	$21,220	$38,232	$58,818
Less: net income attributable to noncontrolling interest	2	2	4	3
Net (loss) income attributable to PACS Group, Inc.	$(10,910)	$21,218	$38,228	$58,815
Denominator:
Weighted average common shares outstanding	149,463,655	128,723,386	139,093,520	128,723,386

Basic net (loss) income per common share	$(0.07)	$0.16	$0.27	$0.46
A reconciliation of the numerator and denominator used in the calculation of diluted net (loss) income per common share follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net (loss) income	$(10,908)	$21,220	$38,232	$58,818
Less: net income attributable to noncontrolling interest	2	2	4	3
Net (loss) income attributable to PACS Group, Inc.	$(10,910)	$21,218	$38,228	$58,815
Denominator:
Weighted average common shares outstanding	149,463,655	128,723,386	139,093,520	128,723,386
Plus: effect of diluted shares(1)	—	—	591,098	—
Adjusted weighted average common shares outstanding	149,463,655	128,723,386	139,684,618	128,723,386

Diluted net (loss) income per common share	$(0.07)	$0.16	$0.27	$0.46
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(1)The diluted per share amounts do not reflect 1,182,196 common share equivalents from restricted stock units for the three months ended June 30, 2024 because of their anti-dilutive effect.